Convertible notes payable - Summary (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Oct. 25, 2022 CNY (¥)	Oct. 25, 2022 USD ($)
Debt Instrument [Line Items]
Convertible notes payable	¥ 455,701	$ 64,184,000	¥ 439,869
Convertible notes
Debt Instrument [Line Items]
Interest rate (in percent)	5.00%	5.00%	5.00%	5.00%	5.00%
Aggregate principal amount	¥ 461,494		¥ 448,318	¥ 459,410	$ 65,000,000
Unamortized debt issuance costs	(5,793)		(8,449)
Convertible notes payable	455,701		¥ 439,869
Estimate of Fair Value Measurement | Level 3 | Convertible notes
Debt Instrument [Line Items]
Fair value	¥ 396,884